The American Funds Tax-Exempt Series I
The Tax-Exempt Fund of Maryland

The Tax-Exempt Fund of Virginia

Semi-Annual Report
January 31, 1996

(Logo)
The American Funds Group(R)

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1995 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods - For The Tax-Exempt Fund of Maryland's lifetime (from 8/14/86): +79.06%, or +6.41% a year; 5 years: +38.84%, or +6.78% a year; 12 months: +10.88%. For
The Tax-Exempt Fund of Virginia's lifetime (from 8/14/86): +85.25%, or +6.79% a year; 5 years: +40.31%, or +7.01% a year; 12 months: +10.34%.
Sales charges are lower for accounts of $25,000 or more.

The Funds' 30-day yields as of February 29, 1996, calculated in accordance with the Securities and Exchange Commission formula, were 4.06% for the Maryland Fund and 3.91% for the Virginia Fund. The Funds' distribution rates as of that date were 4.72% and 4.69%, respectively. The SEC yield reflects income each Fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the Fund's past dividends. Accordingly, the Fund's SEC yields and distribution rates may differ.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. INVESTMENTS IN THE FUNDS ARE SUBJECT TO INTEREST RATE FLUCTUATIONS. ADDITIONALLY, EACH FUND IS MORE SUSCEPTIBLE TO FACTORS ADVERSELY AFFECTING ISSUERS OF THEIR STATE'S TAX-EXEMPT SECURITIES THAN A MORE WIDELY DIVERSIFIED MUNICIPAL BOND FUND. SHARE PRICE AND RETURN WILL VARY; THEREFORE, YOU MAY GAIN OR LOSE MONEY BY INVESTING IN A FUND. INVESTORS SHOULD MAINTAIN A LONG-TERM INVESTMENT PERSPECTIVE. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

Fellow Shareholders

Municipal bonds rallied strongly during the six months ended January 31, 1996, and your investment benefited.
     The net asset value of a share in The Tax-Exempt Fund of Maryland rose from $15.29 to $15.85. The Fund paid dividends totaling 40.4 cents a share. If you reinvested those dividends, the value of your holdings increased 6.4%. If you took your dividends in cash, your gain was 3.7%.
     Meanwhile, The Tax-Exempt Fund of Virginia's net asset value rose from $15.79 to $16.27 a share. If you reinvested the dividends which totaled
41.1 cents a share, as well as a capital gain distribution of 5.5 cents a share paid in November, your total return was 6.1%. If you took your dividends in cash, the value of your investment rose 3.4%.
     Based upon the Funds' 30-day tax-free distribution rates for January 1996 - 4.65% for Maryland and 4.73% for Virginia - the equivalent taxable yield for individuals in the top tax bracket was 8.32% and 8.31%, respectively, as reported in the "Highlights" on page 3.
     For the same six-month period, the overall municipal bond market did slightly better. It was up 6.9% on a reinvested basis, according to the Lehman Brothers Municipal Bond Index, which measures the national investment-grade tax-exempt market. In retrospect, we may have been too cautious with the average maturity of our portfolios, which dropped from
10.95 years to 9.86 years for the Maryland Fund and 11.31 years to 9.53 years for the Virginia Fund. Bonds with longer maturities typically react more favorably to market rallies but can be more volatile.
     We prefer to err on the side of caution. The past two calendar years have provided ample reasons why: 1994 was among the worst years ever in the bond markets, while 1995 was the third best. In this turbulent environment our conservative stance served the Funds well. Over the two years through January, both Funds produced 4.8% average annual compound returns. According to Lipper Analytical Services, the average Maryland municipal bond fund returned 3.8% for the period, while the average Virginia fund returned 4.0%.
     As the current presidential campaign unfolds, several candidates are devoting attention to the idea of a "flat tax," which could eliminate the tax advantages of municipal bonds. We continue to believe the risk to municipal bonds is a relatively remote one, and that the market has already discounted it appropriately.
     Our strategy remains, as always, to research the market and the individual issuers thoroughly and continuously, and then to invest only in bonds which we feel will produce strong tax-free income with acceptable risk. With these criteria in mind, we are redoubling our efforts to add value through careful investments in higher yielding, higher risk (lower than A or nonrated) bonds. Over the past six months, however, we have found few such opportunities and increased such holdings only slightly - from 17.42% to 17.66% of assets in the Maryland Fund and from 5.16% to 5.21% of assets in the Virginia Fund. At the other end of the quality scale, 41.47% of the Maryland Fund's assets and 45.42% of the Virginia Fund's assets were invested in top-rated (AAA) bonds.
     Both portfolios continue to reflect broad diversification among municipalities, industries and projects.
     We look forward to reporting to you in greater detail in the Funds' annual report, six months from now.

Sincerely,

          (Signatures)
          James H. Lemon, Jr.           Harry J. Lister
          Chairman                      President

March 18, 1996

At the Board of Trustees' October 19, 1995 meeting, James H. Lemon, Jr. was elected Chairman, succeeding Stephen Hartwell. Mr. Hartwell, who had been Chairman from the inception of the Funds, was praised by the Board for his significant contributions and will continue to serve the Funds as a Trustee and Chairman Emeritus.


Highlights as of January 31, 1996

                                        The Tax-Exempt     The Tax-Exempt
                                       Fund of Maryland   Fund of Virginia

Assets:
Net Assets                                  $80,206,077        $94,902,933
Net Asset Value Per Share                      $15.85             $16.27
Distribution Rate<F1>                            4.65%              4.73%

Quality Diversification:
Moody's/S&P Ratings (best of either)
   Aaa/AAA                                      41.47%             45.42%
   Aa/AA                                        20.75              35.08
   A/A                                          14.51               9.81
   Lower than A or nonrated                     17.66               5.21
   Cash and Equivalents                          5.61               4.48

   Total                                       100.00%            100.00%

Maturity Diversification:<F2>
Under 1 year                                     5.61%              4.48%
1 to 10 years                                   30.26              33.65
10+ to 20 years                                 40.04              46.17
20+ to 30 years                                 24.09              15.70

Total                                          100.00%            100.00%

Average Life<F3>                                 9.86 years         9.53
years


To match Maryland's triple tax-free distribution rate of 4.65%, investors with a combined effective Federal/state/county tax rate of 44.1% would have to earn a taxable yield of 8.32%. For Virginia investors with a combined effective Federal/state tax rate of 43.1%, it would take a taxable yield of 8.31% to equal the Fund's double tax-free distribution rate of 4.73%.

[FN]
<F1> Distribution rate for January 1996 is one month's dividend annualized, divided by the average offering price for the month. The 30-day yield for January, calculated per the Securities and Exchange Commission formula, at maximum sales charge: Maryland, 3.99% and Virginia, 4.09%. For the latest yields based on actual distributions, call toll-free 800/421-0180.

<F2> Securities are included at pre-refunded dates, not maturity dates.

<F3> Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund and the Virginia Fund is 15.76 years and 16.27 years, respectively.
[/FN]


The Tax-Exempt Fund of Maryland

Investment Portfolio, January 31, 1996
                                                   Principal
                                                    Amount      Market
Unaudited                                            (000)       Value

Tax-Exempt Securities Maturing in
  More than One Year-94.39%

College & University Revenue - 5.24%
  Frederick County, College Revenue Bonds,
    (Hood College Project), 1990 Series:
      7.05% 2004                                   $   410   $     458,380
      7.05% 2005                                       455         506,752
  Maryland Health and Higher Educational
    Facilities Authority, Refunding Revenue
    Bonds, Johns Hopkins University Issue,
    Series 1988, 7.375% 2008                         1,000       1,091,130
  University of Maryland System Auxiliary
    Facility and Tuition Revenue Bonds:
      1992 Series A, 6.30% 2009                      1,050       1,141,476
      1993 Refunding Series C, 5.00% 2010            1,000       1,001,070
                                                                 4,198,808

General Obligations (Local) - 9.89%
  Anne Arundel County, Consolidated Water and
    Sewer:
      1993 Refunding Series, 5.25% 2011              1,000       1,019,300
      1985 Refunding Series, 5.30% 2016              1,000       1,011,030
  Baltimore County:
    Consolidated Public Improvement Bonds,
      1990 Series, 6.75% 1999                          600         652,770
    Metropolitan District Bonds, 63rd Issue,
      1992 Series, 6.10% 2006                          250         275,163
  Frederick County, Public Facilities Bonds:
    1990, 8.875% 2002                                  250         315,395
    1993, Series B, 5.125% 2007                        995       1,024,472
  Harford County Consolidated Public
    Improvement Bonds, Series 1992, 5.80% 2010         530         564,106
  Howard County Consolidated Public
    Improvement Refunding Bonds, 1993
    Series A, 5.25% 2007                             1,500       1,564,560
  Montgomery County, Consolidated Public
    Improvement Refunding Bonds of 1993,
    Series A, 5.00% 2010                             1,000       1,004,880
  Wicomico County, Consolidated Public
    Improvement Bonds of 1993, 4.60% 2005              500         504,104
                                                                 7,935,780

Hospital & Health Facilities Revenue - 15.51%
  Maryland Health and Higher Educational
    Facilities Authority:
      Good Samaritan Hospital Issue, Revenue
        Bonds, Series 1993, 5.70% 2009              $1,000    $  1,047,320
      Greater Baltimore Medical Center Issue,
        Revenue Bonds, Series 1991, 6.00% 2021         625         628,256
      Howard County, General Hospital Issue,
        Series 1993:
          5.50% 2013                                 2,000       1,898,960
          5.50% 2021                                 2,000       1,853,160
      Johns Hopkins Hospital Issue, Revenue
        Refunding Bonds, Series 1993:
          5.60% 2009                                  850          883,881
          5.00% 2023                                1,000          946,480
      Memorial Hospital of Cumberland Issue,
        Revenue Refunding Bonds, Series 1992,
        6.50% 2010                                    750          795,540
      Peninsula Regional Medical Center Issue,
        Project and Refunding Revenue Bonds,
        Series 1993, 5.00% 2023                     1,500        1,371,630
      Suburban Hospital Issue, Revenue Refunding
        Bonds, Series 1993, 5.125% 2021             3,000        2,771,640
  Prince George's County, Hospital Revenue Bonds
    (Dimensions Health Corporation Issue),
    Series 1992, 7.20% 2006                           215          241,099
                                                                12,437,966

Housing Finance Authority Revenue - 7.77%
  Maryland Community Development
    Administration, Department of Housing and
    Community Development, Single-Family
    Program Bonds:
      1994 First Series, 5.70% 2017                   970          982,455
      1990 First Series, 7.60% 2017                   495          517,265
      1994 Fifth Series, AMT, 5.875% 2017           1,475        1,501,417
      1988 Third Series, 8.00% 2018                 1,000        1,061,740
  Montgomery County, Maryland Housing
    Opportunities Commission, Single Family
    Mortgage Revenue, 1986 Series C, 7.25% 2013       750          779,153
  Prince George's County Housing Authority,
    GNMA/FNMA Collateralized Single Family
    Mortgage Bonds, Series 1994 A,
    AMT, 6.60% 2025                                   930          967,330
  Commonwealth of Puerto Rico Housing
    Finance Corporation, Single Family Mortgage
    Revenue Bonds, 1st Portfolio:
      1988 Series A, 7.80% 2021                        95          101,155
      1988 Series B, 7.65% 2022                       300          319,031
                                                                 6,229,546
Industrial Development Revenue - 1.38%
  Mayor and City Council of Baltimore, Port
    Facilities Revenue Bonds (Consolidation
    Coal Sales Company Project):
      Series 1984 A, 6.50% 2011                       500          551,810
      Series 1984 B, 6.50% 2011                       500          551,810
                                                                 1,103,620
Insured - 18.38%
  City of Baltimore, Refunding Revenue Bonds,
    FGIC Insured:
      1995, Series A, 7.25% 2005                    2,000        2,427,240
      1994, Series A, 6.00% 2015                    1,500        1,662,120
  Charles County, Consolidated Public
    Improvement Bonds of 1993, Series A,
    FGIC Insured, 5.25% 2003                          715          755,462
  City of Frederick, General Improvement
    Bonds, 1992 Refunding Series, FGIC
    Insured, 6.125% 2008                              890          980,967
  Maryland Health and Higher Educational
    Facilities Authority:
      Anne Arundel Medical Center Issue,
        Revenue Bonds, AMBAC Insured:
          Series 1993, 5.25% 2013                   1,000          998,260
          Series 1993, 5.00% 2023                     500          472,560
      Francis Scott Key Medical Center Issue,
        Refunding Revenue Bonds, Series 1993,
        FGIC Insured, 5.00% 2013                      500          484,990
      Holy Cross Hospital Issue, Series 1990 A,
        AMBAC Insured, 7.00% 2004                     750          834,555
      Memorial Hospital of Easton, Series 1989 B,
        MBIA Insured, 7.00% 2012                    1,200        1,319,604
      Sinai Hospital of Baltimore Issue Project and
        Revenue Refunding Bonds, Series 1993,
        AMBAC Insured, 5.25% 2019                   2,000        1,953,800
  Commonwealth of Puerto Rico:
    Electric & Power Authority,
       MBIA Insured, 7.00% 2007                     1,000        1,212,750
    Public Improvement Bonds of 1987,
      MBIA Insured, 6.75% 2006                        500          528,365
  Washington, D.C. Metropolitan Area Transit
    Authority, Gross Revenue Transit Refunding
    Bonds, Series 1993, FGIC Insured,
    6.00% 2008                                      1,000        1,113,710
                                                                14,744,383

Life Care Facilities Revenue - 9.15%
  Calvert County, Economic Development
    Revenue Bonds (Asbury-Solomons Island
    Facility), Series 1995, 8.625% 2024             2,000        2,188,220
  Maryland Health and Higher Educational
    Facilities Authority, First Mortgage
    Refunding Revenue Bonds, Roland Park
    Place Issue, Series 1989, 7.75% 2012            2,000        2,143,700
  Prince George's County, Refunding Revenue
    Bonds, Collington Episcopal Life Care
    Community, Inc., Series 1994 A, 6.00% 2013      3,000        3,004,230
                                                                 7,336,150

Multi-Family Housing - 2.63%
  Montgomery County, Maryland Housing
    Opportunities Commission, Single Family
    Mortgage Revenue, 1994 Series A-2,
    7.50% 2024                                      2,000        2,109,220

Pre-Refunded<F1> - 18.55%
  Frederick County, Public Facilities Bonds:
    1989, 7.20% 2006 (1999)                           350          390,597
    1991, Series B, 6.30% 2011 (2002)               1,370        1,548,799
    1986 Series, 7.40% 2012 (2001)                    310          366,191
  Harford County, Consolidated Public
    Improvement Bonds, Series 1992,
    5.80% 2010 (2002)                                 970        1,074,954
  Howard County:
    Consolidated Public Improvement Bonds,
      1990 Series A, 7.00% 2009 (2000)                500          558,125
    Metropolitan District Refunding Bonds,
      1991 Series A, 6.625% 2021 (2001)               500          563,200
  Maryland Department of Transportation,
    Consolidated Transportation Bonds,
    1989 Series, 6.50% 2003 (1998)                    500          540,315
  State of Maryland, General Obligation
    Bonds, State and Local Facilities:
      Loan of 1990, Third Series, 6.75% 2003 (2000)   400          447,480
      1989 First Series, 6.80% 2004 (1999)          1,000        1,103,660
  Maryland State Health and Higher Educational
    Facilities Authority:
      Junior Lien Revenue Bonds, Francis Scott Key
        Medical Center Issue, 1990 Series A,
        7.00% 2025 (2000)                             250          284,058
      Sinai Hospital of Baltimore Issue, Revenue
        Bonds, 1990 Series, AMBAC Insured,
        7.00% 2019 (2000)                             700          795,361
      Suburban Hospital Issue Revenue Bonds:
        Series 1988, 7.50% 2008 (1998)              1,250        1,381,050
        Series 1992, 6.50% 2017 (2002)                500          570,825
      University of Maryland Medical System
        Issue, Revenue Bonds, Series 1991 A,
        FGIC Insured, 6.50% 2021 (2001)             1,000        1,113,940
  Morgan State University Academic Fees and
    Auxiliary Facilities Fees Revenue Bonds,
    1990 Series A, MBIA Insured,
    7.00% 2020  (2000)                                475          539,709
  Prince George's County, Hospital Revenue
    Bonds (Dimensions Health Corporation
    Issue), Series 1992, 7.20% 2006 (2002)          1,035        1,221,942
  Commonwealth of Puerto Rico:
    Housing Bank and Finance Agency,
      Single Family Mortgage Revenue Bonds,
      Homeownership 5th  Portfolio,
      1986 Series, 7.50% 2015 (2000)                  495          563,265
    Public Improvement Bonds of 1992,
      MBIA Insured, 6.50% 2009 (2002)               1,000        1,143,290
  University of Maryland System Auxiliary
    Facility and Tuition Revenue Bonds,
    1989 Series B, 7.00% 2007 (1999)                  600          674,009
                                                                14,880,770

Resource Recovery - 3.97%
  Montgomery County, Northeast Maryland
    Waste Disposal Authority, Solid Waste
    Revenue Bonds AMT:
      6.00% 2006                                    1,000        1,071,980
      6.00% 2007                                    1,000        1,072,630
      Series 1993 A, 6.30% 2016                     1,000        1,042,830
                                                                 3,187,440

Turnpikes & Toll Roads Revenue - 1.36%
  Maryland Transportation Authority Facilities
    Project, Transportation Facilities Projects
    Revenue Bonds, Series 1992, 5.80% 2006          1,000        1,094,490

Water & Sewer Revenue - .56%
  Maryland Water Quality Financing
    Administration, Revolving Loan Fund
    Revenue Bonds, Series 1991 B, 0.00% 2005          700          448,063
                                                                75,706,236

Tax-Exempt Securities Maturing in
  One Year or Less - 4.00%
General Obligations (Local) - 4.00%
  Montgomery County, Maryland Consolidated
    Commercial Paper Bond Anticipation
    Notes, 1995 Series:
      3.20% 1996                                    2,500        2,500,000
      5.00% 1996                                      700          708,050
                                                                 3,208,050

TOTAL TAX-EXEMPT SECURITIES
  (cost: $73,519,000)                                           78,914,286
Excess of cash and receivables over payables                     1,291,791
NET ASSETS                                                     $80,206,077

[FN]
<F1>Parenthetical year represents date of pre-refunding.

See Notes to Financial Statements

[/FN]

The Tax-Exempt Fund of Virginia

Investment Portfolio, January 31, 1996
                                                   Principal
                                                    Amount      Market
Unaudited                                            (000)       Value
Tax-Exempt Securities Maturing in More than One Year -  95.52%
College & University Revenue - 4.18%
  Rockingham County Industrial Development
    Authority, Educational Facilities Revenue
    Bonds (Bridgewater College), Series 1993,
    6.00% 2023                                     $1,100     $  1,114,784
  University of Virginia, General Revenue
    Pledge Bonds, Series 1993 B, 5.375% 2010        1,000        1,038,580
  Virginia College Building Authority Educational
    Facilities Revenue Bonds (Marymount
    University Project), Series 1992, 6.875% 2007   1,650        1,809,984
                                                                 3,963,348

Escrowed to Maturity - 1.57%
  Virginia Education Loan Authority, Student Loan
    Program Revenue Refunding Bonds,
    Senior Series of 1993 D AMT, 5.40% 2001         1,410        1,487,635

General Obligations (Local) - 10.56%
  Arlington County Public Improvement Bonds,
    Series 1993, 5.30% 2009                         1,250        1,294,625
  Chesapeake:
    Public Improvement Bonds, Series of 1992,
      6.00% 2006                                    1,600        1,748,912
    Refunding Bonds, Series of 1993, 5.40% 2008     1,000        1,057,420
  Covington, Water and Sewer Refunding Bonds,
    Series of 1994, 5.25% 2013                        250          247,288
  Leesburg Refunding Bonds, Series 1993,
    5.60% 2008                                      1,195        1,259,506
  Lynchburg Public Improvement Refunding
    Bonds, Series 1993, 5.25% 2009                  1,000        1,023,670
  Newport News General Obligation,
    Water Bonds, Series A of 1992, 6.125% 2009      1,170        1,266,537
  Norfolk Capital Improvement and Refunding
    Bonds, Series 1992 A, 6.00% 2011                  500          525,465
  Roanoke Public Improvement and
    Refunding Bonds, Series 1992 B:
      6.375% 2009                                     250          271,360
      6.40% 2011                                      500          541,190
  Spotsylvania Public Improvement Bonds,
    Series of 1992, 5.75% 2011                        750          788,827
                                                                10,024,800

General Obligations (State) - 1.70%
  Commonwealth of Virginia, Public Facilities
    Bonds, 1993 Series A, 5.40% 2005                1,500        1,617,885
Hospital & Health Facilities Revenue - 14.55%
  Arlington County Industrial Development
    Authority, Hospital Revenue Refunding
    Bonds (The Arlington Hospital), Series 1993:
      5.125% 2008                                   1,000          990,820
      5.00% 2021                                    1,000          918,910
  Fairfax County Industrial Development
    Authority, Hospital Revenue Refunding
    Bonds (INOVA Health Systems Hospital
    Project), Series 1993 A:
      5.00% 2007                                    1,500        1,513,725
      5.25% 2019                                    1,500        1,447,920
      5.00% 2023                                    2,000        1,852,280
  Hampton Industrial Development
    Authority, Hospital Revenue
    Bonds (Sentara Hospitals), 5.125% 2016          1,000          936,810
  Lynchburg Industrial Development Authority,
    Hospital Facilities, Revenue Refunding
    Bonds, Centra Health, Inc., Series 1988,
    8.125% 2016                                     1,000        1,093,150
  Norfolk Industrial Development Authority,
    Hospital Revenue Bonds (Sentara Hospitals-
    Norfolk Project), Series A of 1994,
    5.00% 2020                                      1,750        1,624,490
  Peninsula Ports Authority:
    Health Care Facilities Revenue and Refunding
      Bonds (Mary Immaculate Project),
      1994 Series, 6.875% 2010                      1,900        2,017,496
    Health System Revenue and Refunding Bonds
      (Riverside Health System Project),
      Series 1992 A, 6.625% 2010                    1,300        1,411,540
                                                                13,807,141

Housing Finance Authority Revenue - 4.64%
  Commonwealth of Puerto Rico Housing
    Finance Corporation, Single Family
    Mortgage Revenue Bonds, 1st Portfolio:
      1988 Series A, 7.80% 2021                        80           85,183
      1988 Series B, 7.65% 2022                       325          345,618
  Virginia Housing Development Authority,
    Commonwealth Mortgage Bonds:
      1994 Series H, Sub-Series H-1, 6.10% 2003       500          523,615
      1995 Series A-AMT, Sub-Series A-1,
        6.60% 2004                                  1,000        1,054,120
      1994 Series I-AMT, Sub-Series I-1,
        6.40% 2005                                    800          840,208
      1994 Series H, Sub-Series H-2, 6.55% 2017     1,000        1,037,840
      1989 Series B, Sub-Series B-2, 7.625% 2017      110          113,200
      1992 Series A, 7.10% 2022                       380          402,819
                                                                 4,402,603

Industrial Development - 1.06%
  Industrial Development Authority of the
    County of Henrico, Solid Waste Disposal
    Revenue Bonds (Browning-Ferris Industries of
    South Atlantic, Inc. Project),
    Series 1996 A AMT, 5.30% 2011                   1,000        1,008,770

Insured - 19.69%
  Augusta, Hospital Revenue Bonds,
    AMBAC Insured, 5.125% 2021                      1,100        1,056,055
  Chesapeake Certificates of Participation,
    MBIA Insured, 1993 Series, 5.40% 2005           1,000        1,057,860
  Danville, Virginia Industrial Development
    Authority, Hospital Revenue Bonds,
    Danville Regional Medical Center, Series 1994,
    FGIC Insured, 6.00% 2007                        1,000        1,090,450
  Industrial Development Authority of the
    County of Hanover, Hospital Revenue Bonds
    (Memorial Regional Medical Center Project
    at Hanover Medical Park), Series 1995,
    MBIA Insured:
      6.50% 2010                                    1,375        1,579,339
      6.375% 2018                                   1,000        1,146,890
  Loudoun County:
    Industrial Development Authority, Hospital
      Revenue Bonds, FSA Insured, 6.00% 2005        1,000        1,092,490
    Sanitation Authority, Water and Sewer System
      Revenue Bonds, Refunding Series 1992,
      FGIC Insured, 6.25% 2010                      2,000        2,178,520
  County of Prince William, Lease Participation
    Certificates, Series 1995,
    MBIA Insured, 5.20% 2005                        1,000        1,040,540
  Richmond, FGIC Insured:
    5.50% 2005                                      1,000        1,073,400
    5.00% 2021                                      1,000          960,720
  Southeastern Public Service Authority of Virginia,
    Senior Revenue Refunding Bonds
    (Regional Solid Waste System), Series 1993 A,
    MBIA Insured, 5.125% 2013                       2,500        2,479,700
  Upper Occoquan Sewage Authority,
    Regional Sewerage System Revenue
    Refunding Bonds, Series 1995B,
    MBIA Insured, 5.15% 2020                        1,000          993,770
  City of Virginia Beach Development Authority,
    Hospital Revenue Bonds (Virginia Beach
    General Hospital Project), Series 1993,
    AMBAC Insured, 6.00% 2011                       1,000        1,109,860
  Washington, D.C. Metropolitan Area:
    Airports Authority, Airport System Revenue
      and Refunding Bonds, MBIA Insured AMT,
      Series 1992 A, 6.625% 2019                      750          812,850
    Transit Authority, Gross Revenue Transit
      Refunding Bonds, Series 1993,
      FGIC Insured, 4.70% 2003                      1,000        1,014,660
                                                                18,687,104

Local Appropriation - .56%
  Fairfax County Economic Development
    Authority, Parking Revenue Bonds (Huntington
    Metrorail Station Project), Series 1990 A,
    6.75% 2015                                        500          531,950

Pre-Refunded<F1> - 20.63%
  Chesapeake, Hospital Authority Facility for
    Chesapeake General Hospital, First Mortgage
    Revenue, BIG Insured, Series 1988,
    7.625% 2018 (1998)                              1,000        1,107,710
  Fairfax County:
    Industrial Development Authority Hospital
      Revenue Bonds (Fairfax Hospital System
      Project), INOVA Health Systems,
      Series 1991 C, 6.801% 2023 (2001)             1,000        1,141,510
    Water Authority Revenue, Series 1989,
      7.30% 2021 (2000)                             1,250        1,418,550
  Henry County Public Service Authority,
    Water and Sewer Revenue Bonds, FGIC
    Insured, Series 1990, 7.20% 2019 (2000)         1,250        1,431,825
  Loudoun County Sanitation Authority,
    Water and Sewer System Revenue Bonds,
    Series 1989, AMBAC Insured:
      7.50% 2010 (1999)                               900        1,006,677
      7.50% 2017 (1999)                               375          419,449
  Norfolk Industrial Development Authority,
    Hospital Revenue Bonds:
      (Children's Hospital of the King's Daughters
        Obligated Group), Series 1991,
        AMBAC Insured, 7.00% 2011 (2001)              400          460,852
      (Sentara Hospitals-Norfolk Project),
        Series 1991, 7.00% 2020 (2000)                250          285,455
  Portsmouth Improvement Bonds,
    Public Improvement Refunding Bonds,
    Series 1987, 7.50% 2012 (1997)                    500          544,670
  Prince William County Service Authority,
    Water and Sewer System Revenue Bonds,
    Series 1991, FGIC Insured, 6.50% 2021 (2001)      680          768,373
  Richmond Public Utility Revenue Bonds,
    Series 1988 A, 8.00% 2018 (1998)                1,500        1,649,385
  Roanoke:
    Industrial Development Authority, Hospital
      Revenue Bonds, Carilion Health System
      (Roanoke Memorial Hospital Projects),
      Series 1990, MBIA Insured, 7.25%
      2017 (2000)                                     750          859,688
    Water System Revenue Bonds, Series 1991,
      FGIC Insured, 6.50% 2021 (2001)                 750          847,470
  Southeastern Public Service Authority, Regional
    Solid Waste System, Senior Revenue
    Refunding Bonds, Series 1989, BIG Insured:
      7.00% 2006 (1999)                               500          558,390
      7.00% 2013 (1999)                             1,000        1,116,780
  Suffolk, Series 1989, 7.00% 2005 (1998)           1,000        1,099,250
  University of Virginia, Hospital Revenue Bonds,
    1984 Series A, HIBI Insured,
     9.875% 2001 (2001)                                25           28,529
  Upper Occoquan Sewage Authority, Regional
    Sewerage System Revenue Bonds, Series 1991,
    MBIA Insured, 6.00% 2021 (2001)                   700          762,923
  Virginia Education Loan Authority, Student
    Loan Program Revenue Refunding Bonds,
    Senior Series of 1993 D AMT, 5.95% 2009 (2005)    790          864,734
  Virginia Resources Authority:
    Solid Waste Disposal System Revenue Bonds,
      1990 Series A, 7.30% 2015 (2000)              1,000        1,139,480
    Water and Sewer System Revenue Bonds,
      Series 1990, 7.25% 2011 (2000)                  250          287,605
  Commonwealth of Virginia Transportation
    Board, Transportation Contract Revenue Bonds,
    Route 28 Project, Series 1988:
      7.70% 2008 (1998)                               890          977,772
      7.80% 2016 (1998)                               500          550,300
  Warrenton, Series of 1990, 7.10% 2003 (1998)        230          253,714
                                                                19,581,091

Resource Recovery - 2.18%
  Fairfax County Economic Development Authority,
    Resource Recovery Revenue Bonds,
    Series 1988 A AMT (Ogden Martin Systems of
    Fairfax, Inc. Project), 7.55% 2003                500          544,235
  Roanoke Valley Resource Authority,
    Solid Waste System Revenue Bonds, Series 1992,
    5.75% 2012                                      1,500        1,523,760
                                                                 2,067,995

State Authority - 6.37%
  Virginia Public Building Authority, State Building
    Revenue Bonds, Series 1991 A, 6.50% 2011        1,750        1,903,808
  Virginia Public School Authority, School
    Financing Bonds:
      (1987 Resolution), 1991 Refunding Series C,
        6.25% 2007                                  1,500        1,647,735
      (1991 Resolution), Series 1994 A,
        6.20% 2014                                  1,500        1,634,940
  Virginia Resources Authority:
    Water and Sewer System Revenue Bonds
      (Pooled Loan Program), 1986 Series A,
      7.50% 2017                                       50           52,479
    Water System Refunding Revenue Bonds,
      1992 Series A, 6.45% 2013                       750          800,616
                                                                 6,039,578

Transportation - 3.55%
  Commonwealth of Virginia Transportation Board,
    Transportation Revenue Refunding Bonds:
      (Northern Virginia Transportation District
        Program), Series 1993 C, 5.30% 2009         2,565        2,635,820
      (U.S. Route 58 Corridor Development
        Program), Series 1993 A, 5.25% 2012           730          729,540
                                                                 3,365,360

Water & Sewer Revenue - 4.28%
  Chesterfield County Water and Sewer Revenue
    Refunding Bonds, Series 1992, 6.375% 2009       1,250        1,377,738
  Prince William County, Virginia Resources
    Authority, Solid Waste Disposal System
    Revenue Refunding Bonds, 1995 Series A,
    5.50% 2015                                      1,960        1,978,580
  Rivanna Water and Sewer Authority,
    Regional Water and Sewer System Refunding
    Revenue Bonds, Series 1991, 6.40% 2007            645          708,010
                                                                 4,064,328
                                                                90,649,588

Tax-Exempt Securities Maturing in
  One Year or Less - 3.15%

Ports<F2> - .63%
  Peninsula Ports Authority:
    Coal Terminal Revenue Refunding Bonds
      (Dominion Terminal Associates Project),
      Series 1987 A, 3.70% 2016                       100          100,000
    Refunding Port Facilities (Shell Oil Company),
      1987 Series, 3.45% 2005                         500          500,000
                                                                   600,000

Pre-Refunded<F1> - 2.52%
  Bedford Electric System Revenue Refunding Bonds,
    Series 1986, AMBAC Insured, 7.25% 2025 (1996)   1,000        1,032,850
  Chesapeake, Certificates of Participation,
    1986 Series, 7.75% 2006 (1996)                  1,000        1,037,930
  Chesterfield County Refunding Bonds,
    1986 Series, 7.50% 2001 (1996)                     50           51,764
  Fairfax County, Industrial Development Authority
    Hospital Revenue Bonds (Fairfax Hospital
    Association System), Series 1985 A,
    7.875% 2017 (1996)                                250          264,888
                                                                 2,387,432
                                                                 2,987,432

TOTAL TAX-EXEMPT SECURITIES
  (cost: $87,455,000)                                           93,637,020
Excess of cash and receivables over payables                     1,265,913
NET ASSETS                                                     $94,902,933

[FN]
<F1>Parenthetical year represents date of pre-refunding.
<F2> Coupon rate may change periodically.

 See Notes to Financial Statements

[/FN]

Statement of Assets and Liabilities
January 31, 1996                                     (dollars in thousands)
Unaudited

                                         The Tax-Exempt    The Tax-Exempt
                                        Fund of Maryland  Fund of Virginia

Assets:
  Tax-exempt securities:
    Maturing in more than one year
      (cost: $70,313 and $84,556,
       respectively)                           $75,706            $90,650
    Maturing in one year or less
      (cost: $3,206 and $2,899,
      respectively)                              3,208              2,987
  Cash                                             609                 64
  Receivables for -
    Sales of Funds' shares                         150                 74
    Accrued interest                               773              1,365
      Total Assets                              80,446             95,140
Liabilities:
  Payables for -
    Repurchases of Funds' shares                    75                 29
    Dividends                                      119                143
    Adviser and management
      services                                      30                 35
    Accrued expenses                                16                 30
      Total Liabilities                            240                237
Net Assets:
  Net assets applicable to Funds'
    shares issued and outstanding              $80,206            $94,903

  Funds' shares outstanding<F1>              5,061,789          5,834,100
  Net asset value per share                     $15.85             $16.27

[FN]
<F1>Shares of beneficial interest, unlimited shares authorized.

  See Notes to Financial Statements

[/FN]

  Statement of Operations
For the six months ended                             (dollars in thousands)
January 31, 1996
Unaudited


                                         The Tax-Exempt    The Tax-Exempt
                                        Fund of Maryland  Fund of Virginia

Investment Income:
  Income:
    Interest on tax-exempt securities           $2,312             $2,761
  Expenses:
    Investment adviser fee                          98                115
    Business management fee                         80                 93
    Distribution fee                                92                102
    Transfer agent fee                              17                 21
    Reports to shareholders                          6                 10
    Registration statements and
      prospectus                                     3                  5
    Postage, stationery and supplies                 4                  8
    Trustees' fees                                   4                  4
    Custodian fee                                    2                  2
    Auditing and legal fees                         10                 10
      Total expenses                               316                370
  Net investment income                          1,996              2,391

Realized Gain and
  Unrealized Appreciation
  on Investments:
  Net realized gain                                 20                394
  Net increase in unrealized
    appreciation on investments:
    Beginning of period                          2,674              3,478
    End of period                                5,395              6,182
      Net unrealized appreciation
        on investments                           2,721              2,704
  Net realized gain and unrealized
    appreciation on investments                  2,741              3,098

Net Increase in Net Assets
  Resulting from Operations                     $4,737             $5,489

See Notes to Financial Statements

  Statement of Changes in Net Assets

The Tax-Exempt                                       (dollars in thousands)
Fund of Maryland
                                        Six Months Ended     Year Ended
                                      January 31, 1996<F1>  July 31, 1995

Operations:
  Net investment income                       $  1,996           $  3,913
  Net realized gain on investments                  20                105
  Net unrealized appreciation on
    investments                                  2,721              1,076
    Net increase in net assets
      resulting from operations                  4,737              5,094

Dividends Paid to Shareholders
  from Net Investment Income                    (1,995)           (3,923)

Capital Share Transactions:
  Proceeds from shares sold:
    369,059 and 778,353
    shares, respectively                         5,752             11,540
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends:
    81,798 and 168,487 shares,
    respectively                                 1,271              2,494
  Cost of shares repurchased:
    303,521 and 1,015,670
    shares, respectively                        (4,703)          (14,835)
    Net increase (decrease) in net assets
      resulting from capital
      share transactions                         2,320              (801)

Total Increase in Net Assets                     5,062                370

Net Assets:
  Beginning of period                           75,144             74,774
  End of period                                $80,206            $75,144

[FN]
<F1>Unaudited
  See Notes to Financial Statements
[/FN]

Statement of Changes in Net Assets

The Tax-Exempt                                       (dollars in thousands)
Fund of Virginia
                                        Six Months Ended     Year Ended
                                      January 31, 1996<F1>  July 31, 1995

Operations:
  Net investment income                       $  2,391           $  4,857
  Net realized gain on investments                 394                501
  Net unrealized appreciation
    on investments                               2,704              1,133
    Net increase in net assets
      resulting from operations                  5,489              6,491

Dividends and Distributions
  Paid to Shareholders:
  Dividends from net investment income          (2,390)           (4,871)
  Distributions from net realized
    gain on investments                           (320)              -
    Total dividends and distributions           (2,710)           (4,871)

Capital Share Transactions:
  Proceeds from shares sold:
    322,771 and 951,297
    shares, respectively                         5,168             14,430
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends and distributions
    of net realized gain on investments:
    103,668 and 180,954 shares, respectively     1,658              2,768
  Cost of shares repurchased:
    399,022 and 1,361,785
    shares, respectively                        (6,385)          (20,619)
    Net increase (decrease) in net assets
      resulting from capital
      share transactions                           441            (3,421)

Total Increase (Decrease) in Net Assets          3,220            (1,801)

Net Assets:
  Beginning of period                           91,683             93,484
  End of period                                $94,903            $91,683

[FN]
<F1>Unaudited
  See Notes to Financial Statements
[/FN]
Notes to Financial Statements

1 The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. The following paragraphs summarize the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Tax-exempt securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the Trust, as well as actual bid and asked prices on a particular day.

Other securities with original or remaining maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices.
All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the committee appointed by the Board of Trustees.

As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily from net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fees of $2,000 and $2,000 for the Maryland and Virginia Funds, respectively, include $2,000 and $1,000 paid by these credits rather than in cash.

2 It is the Trust's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

As of January 31, 1996, net unrealized appreciation on investments for book and federal income tax purposes for the Maryland Fund aggregated $5,395,000, of which $5,536,000 related to appreciated securities and $141,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $6,182,000, of which $6,216,000 related to appreciated securities and $34,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended January 31, 1996. During the six months ended January 31, 1996, the Maryland Fund utilized a capital loss carry-forward totaling $20,000 to offset, for tax purposes, capital gains realized during the six months. The Maryland Fund has available at January 31, 1996 a net capital loss carryforward totaling $61,000, which may be used to offset capital gains realized during subsequent years through July 31, 1999. It is the intention of the Maryland Fund not to make distributions from capital gains until the capital loss carryforward is utilized. The cost of portfolio securities for book and federal income tax purposes was $73,519,000 and $87,455,000 for the Maryland and Virginia Funds, respectively, at January 31, 1996.

3 Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. WMC, business manager of the Funds, was paid fees of $80,000 and $93,000 by the Maryland and Virginia Funds, respectively, for business management services. The business management contract provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets of each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).
Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Funds that it has earned $22,000 and $12,000 on its retail sales of shares and under the distribution plan of the Maryland and Virginia Funds, respectively, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.

Fees of $98,000 and $115,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to Capital Research and Management Company (CRMC) as Investment Adviser pursuant to an investment advisory contract with the Trust. The investment advisory contract provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).

Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 1996, distribution expenses under the Plan were $92,000 and $102,000, including accrued and unpaid expenses of $27,000 and $34,000, for the Maryland and Virginia Funds, respectively.

American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $17,000 and $21,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, has informed the Funds that it has received $25,000 and $28,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations. Trustees of the Funds who are unaffiliated with WMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of January 31, 1996, aggregate amounts deferred were $4,000 each for the Maryland and Virginia Funds.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.

4  As of January 31, 1996:
                                        The Tax-Exempt    The Tax-Exempt
                                       Fund of Maryland  Fund of Virginia
  Accumulated undistributed
    net realized gain (loss)
    on investments                         $   (61,000)        $   259,000
  Paid-in capital                            74,871,000         88,461,000
  Purchases and sales of investment
    securities, excluding short-term
    securities, during the six months
    ended January 31, 1996:
      Purchases                               2,919,000          8,972,000
      Sales                                   1,716,000          9,030,000


The Tax-Exempt Fund of Maryland
Per-Share Data and Ratios
                            Six Months
                               Ended             Year Ended July 31
                           1/31/96<F1>   1995    1994   1993   1992   1991
Net Asset Value,
  Beginning of Period        $15.29     $15.00  $15.53 $15.22 $14.29 $14.12

Income from Investment
  Operations:
  Net investment income         .40        .80     .76    .79    .83    .85
  Net realized and
    unrealized gain (loss)
    on investments              .56        .29    (.53)   .31    .93    .17
    Total income from
      investment operations     .96       1.09     .23   1.10   1.76   1.02

Less Distributions:
  Dividends from net
    investment income          (.40)      (.80)   (.76)  (.79)  (.83)  (.85)

Net Asset Value,
  End of Period              $15.85     $15.29  $15.00 $15.53 $15.22 $14.29

Total Return<F2>               6.38%<F3>  7.58%   1.42%  7.44% 12.72%  7.44%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)          $80     $75     $75    $64    $48     $35
  Ratio of expenses to
    average net assets       .41%<F3>     .78%    .75%   .83%   .91%   .94%
  Ratio of net income to
    average net assets      2.59%<F3>    5.38%   4.90%  5.12%  5.60%  5.98%
  Portfolio turnover rate   2.31%<F3>   20.91%  10.01%  9.05%  8.11%   .88%


[FN]
<F1> Unaudited
<F2> This was calculated without deducting a sales charge.  The maximum sales charge is 4.75% of the Fund's offering price.
<F3> Based on operations for the period shown and, accordingly, not representative of a full year's operations.
[/FN]

The Tax-Exempt Fund of Virginia
Per-Share Data and Ratios
                            Six Months
                               Ended             Year Ended July 31
                           1/31/96<F1>   1995    1994   1993   1992   1991

Net Asset Value,
  Beginning of Period        $15.79     $15.49  $16.01 $15.72 $14.75 $14.50

Income from Investment
  Operations:
  Net investment income         .41        .83     .80    .82    .85    .87
  Net realized and
    unrealized gain (loss)
    on investments              .53        .30    (.52)   .29    .97    .25
    Total income from
      investment operations     .94       1.13     .28   1.11   1.82   1.12

Less Distributions:
  Dividends from net
    investment income          (.41)      (.83)   (.80)  (.82)  (.85)  (.87)
  Distributions from
    net realized gains         (.05)      -       -      -      -      -
    Total distributions        (.46)      (.83)   (.80)  (.82)  (.85)  (.87)
Net Asset Value,
  End of Period              $16.27     $15.79  $15.49 $16.01 $15.72 $14.75

Total Return<F2>               6.08%<F3>  7.56%   1.74%  7.29% 12.80%  8.01%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)         $95      $92     $93    $80    $57     $39
  Ratio of expenses to
    average net assets         .40%3     .79%     .78%   .84%   .93%   .97%
  Ratio of net income to
    average net assets      2.57%<F3>    5.37%   5.04%  5.18%  5.61%  6.00%
  Portfolio turnover rate   9.82%<F3>   32.18%   2.36%  4.96%  6.84% 13.60%

[FN]
<F1> Unaudited
<F2> This was calculated without deducting a sales charge.  The maximum sales charge is 4.75% of the Fund's offering price.
<F3> Based on operations for the period shown and, accordingly, not representative of a full year's operations.
[/FN]


The American Funds Tax-Exempt Series I
Board of Trustees

James H. Lemon, Jr.
Chairman of the Trust
Chairman and Chief Executive Officer,
The Johnston-Lemon Group, Incorporated

Stephen Hartwell
Chairman Emeritus of the Trust
Chairman, Washington Management Corporation

Harry J. Lister
President of the Trust
President, Washington Management Corporation

Cyrus A. Ansary
President, Investment Services International Company

Frank M. Ewing
Chairman and President,
Frank M. Ewing Co., Inc.

Jean Head Sisco
Partner, Sisco Associates
T. Eugene Smith
President, T. Eugene Smith, Inc.

Stephen G. Yeonas
Chairman and Chief Executive Officer,
Stephen G. Yeonas Company

Other Officers

Howard L. Kitzmiller
Senior Vice President, Secretary/
Treasurer of the Trust
Senior Vice President, Secretary and Assistant Treasurer,
Washington Management Corporation

Lois A. Erhard
Vice President of the Trust
Vice President, Washington
Management Corporation

Michael W. Stockton
Assistant Treasurer of the Trust
Assistant Vice President and Assistant Treasurer,
Washington Management Corporation

Office of the Funds and
of The Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443
135 South State College Boulevard
Brea, CA 92621-5804

Transfer Agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian
The Chase Manhattan Bank, N.A.
One Chase Manhattan Plaza
New York, NY 10081-0001

Counsel
Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Principal Underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

For information about your account or any of the Funds' services, please contact your securities dealer or financial planner, or call the Funds' transfer agent, toll-free, at 800/421-0180.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 1996, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

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